LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
SCHEDULE OF RIGHT OF USE ASSETS

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

	Office and lab facilities	Motor vehicles	Total
As of January 1, 2024	366	23	389

Foreign currency translation	(1)	-	(1)
Depreciation expense	(37)	(3)	(40)
As of December 31, 2024	328	20	348

Foreign currency translation	49	-	49
Depreciation expense	(58)	(3)	(61)
As of December 31, 2025	319	17	336

SCHEDULE OF INFORMATION ON LEASES	Information on leases:
	Year ended December 31,
	2025	2024

Interest expense on lease liabilities	36	29
Total cash outflow for leases	86	79